Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Other Non-current Assets
Schedule of other non-current assets

Other non‑current assets consisted of the following (in thousands):

	2018	2017
Available for sale securities:
ZIM notes, net	$21,044	$21,093
HMM notes, net	7,847	13,509
Equity participation ZIM	—	—
Advances for vessels additions	5,420	—
Other assets	25,058	14,864
Total	$59,369	$49,466

Schedule of available for sale securities at fair value and unrealized losses

The unrealized losses, which were recognized in other comprehensive loss, are analyzed as follows as of December 31, 2018 (in thousands):

	Amortized cost
Description of securities	basis	Fair value	Unrealized loss
ZIM notes	$44,676	$21,044	$(23,632)
HMM notes	20,593	7,847	(12,746)
Total	$65,269	$28,891	$(36,378)

Unrealized loss
on available for
sale securities
Balance as of January 1,2017	—
Unrealized loss on available for sale securities	$(26,607)
Balance as of December 31, 2017	(26,607)
Unrealized loss on available for sale securities	(9,771)
Balance as of December 31, 2018	$(36,378)